Investments in Associates and Joint Ventures - Summary of Movements Which Affected the Value of Investments in associates and joint ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments In Associates And Joint Ventures [abstract]
Amount at the beginning of year	$ 107,112	$ 67,590	$ 32,686
Acquisitions and contributions			4,826
Income on investments in associates and joint ventures	26,977	13,270	7,968
Translation differences	24,801	26,458	20,673
Distributed dividends	(5,499)	(2,717)	(811)
Adjustment for inflation	3,534	2,511	1,510
Capitalization in associates and joint ventures			738
Amount at the end of year	$ 156,925	$ 107,112	$ 67,590